Impairment of Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Impairment of Loans Receivable [Abstract]
Schedule of Impairment of Loans Receivable
	For the year ended December 31,
	2024	2023	2022

Impairment of loans receivable	$16,487	$-	$-